Note 3 - Allocation of Purchase Price (Details) - Acquisition of The Magnuson Grand Hotel [Member] $ in Thousands	1 Months Ended
Aug. 31, 2014 USD ($)
Assets acquired:
Property and equipment	$ 3,388
Liabilities assumed:
Deferred rental income	266
Business Combination, Consideration Transferred	$ 3,122